Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net	Estimated useful lives are as follows:
Estimated useful lives (years)
Leasehold improvement	3/5
Vehicle	4
Office equipment	5
Electronic equipment	3

Schedule of Estimated Useful Lives	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Copyright	10
Patent	10
Trademarks	10
Software	10

Schedule of Revenues by Services Categories

The Company currently generates its revenue from the following table presents revenues by service categories for the year ended December 31, 2024 and 2023, respectively:

	Years ended December 31,
	2024		2023
Service Category	$	% of revenues	$	% of revenues
Advisory and transaction services	405,308	9%	1,890,814	35%
Corporate business training services	1,051,870	23%	3,232,486	59%
Corporate consulting services	484,563	11%	320,930	6%
Revenues from sales of devices to support AI data collection and analysis	1,561,467	35%	-	-%
Others	247,144	6%	3,649	-%
Total revenues from continuing operations	3,750,352	84%	5,447,879	100%
Total revenues from discontinued operations	724,338	16%	5,362	-%
Total revenues	4,474,690	100%	5,453,241	100%

Schedule of Timing of Revenue Recognition	Timing of revenue recognition
	For the Years ended December 31,
	2024	2023
Point in Time	$4,474,690	$5,453,241
Over Time	-	-
Total Revenue	$4,474,690	$5,453,241

Schedule of Major Customers Which Individually Contributed of Total Revenue

The major customers which individually contributed more than 10% of total revenue of The Company for the years ended December 31, 2024 and 2023 are listed as below:

	For the Years ended December 31,
	2024	2023
Customer A	3%	11%
Customer B	17%	-%
Customer C	10%	-%
Customer D	-%	15%

Schedule of Changes in Advance from Clients

Changes in advance from clients as follows:

	Years Ended December 31,
	2024	2023	2022

Advance from clients, beginning of the period	$626,851	$187,630	$587,396
Revenue deferred during the period	485,860	633,483	84,945
Recognition of revenue deferred in prior periods	(510,625)	(181,452)	(316,154)
Refund to clients	-	-	(131,590)
Foreign currency translation adjustment	(41,495)	(12,810)	(36,967)
Subtotal	560,591	626,851	187,630
Less: advanced from clients of disposal subsidiaries	71,068	-	-
Advance from clients, end of the period	$489,523	$626,851	$187,630

Schedule of Translation Amounts

Translation of amounts from RMB into USD has been made at the following exchange rates from Board of Governors of the Federal Reserve System:

Balance sheet items, except for equity accounts
December 31, 2024	RMB 7.2993 to $1
December 31, 2023	RMB 7.0999 to $1
December 20, 2023	RMB 7.1355 to $1
December 31, 2022	RMB 6.8972 to $1

Statement of income and loss, and cash flows items
For the year ended December 31, 2024	RMB 7.1957 to $1
For the year ended December 31, 2023	RMB 7.0809 to $1
For the period from December 20, 2023 to December 31, 2023	RMB 7.1279 to $1
For the year ended December 31, 2022	RMB 6.7290 to $1